Share-based Compensation - Stock Incentive Plans (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jul. 21, 2023	Dec. 31, 2021
AEON 2013 Stock Incentive Plan
Share-based Compensation
Aggregate number of shares available for future grant		27,884,000		27,884,000
Minimum shareholding as a percentage of total combined voting power of all classes of stock of the Company	10.00%	10.00%
Exercise price of options as a percentage of the estimated fair value of the Company's common stock, maximum	110.00%	110.00%
AEON 2013 Stock Incentive Plan | Stock option
Share-based Compensation
Expiration term of awards	10 years	10 years
Percentage of vesting on the first anniversary of the date of grant	25.00%	25.00%
AEON 2013 Stock Incentive Plan | Stock option | Minimum
Share-based Compensation
Vesting period	3 years	3 years
AEON 2013 Stock Incentive Plan | Stock option | Maximum
Share-based Compensation
Vesting period	4 years	4 years
AEON 2013 Stock Incentive Plan | Stock options granted to a 10% stockholder
Share-based Compensation
Expiration term of awards	5 years	5 years
AEON 2013 Stock Incentive Plan | Restricted stock awards | Minimum
Share-based Compensation
Vesting period	1 year	1 year
AEON 2013 Stock Incentive Plan | Restricted stock awards | Maximum
Share-based Compensation
Vesting period	3 years	3 years
ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation
Aggregate number of shares available for future grant	0	199,328	237,500	199,328